SEGMENT REPORTING (Details)	9 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	1
Number Of reportable segments not disclosed flag	true
General and administrative expenses	$ 15,671
Total operating expenses	(15,671)
Net loss	(15,671)	$ (15,671)
Single reportable segment
SEGMENT REPORTING
General and administrative expenses	15,671
Total operating expenses	(15,671)
Net loss	$ (15,671)